UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/03
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/05/03
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       106

Form 13f Information Table Value Total:                15,201,813
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund



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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp                 COM              017175100    53800   281674 SH       SOLE                   209631             72043
                                                             74737   391294 SH       DEFINED 01             391294
Allied Waste Industries, Inc.  COM              019589308     3718   370000 SH       SOLE                   370000
Alltel Corp                    COM              020039103    26805   555900 SH       SOLE                   555900
Amdocs Ltd. Ord                COM              G02602103     1915    79800 SH       SOLE                    79800
Aon Corp                       COM              037389103   517183 21477700 SH       SOLE                 17396700           4081000
                                                            290333 12057000 SH       DEFINED 01           12057000
                                                               891    37000 SH       OTHER                   37000
Automatic Data Processing      COM              053015103   128296  3789000 SH       SOLE                  3442000            347000
                                                            161908  4781700 SH       DEFINED 01            4781700
                                                               169     5000 SH       OTHER                    5000
Brascan Corporation            COM              10549P606     2456   100000 SH       SOLE                   100000
Brookfield Properties Corp     COM              112900105     1891    89000 SH       SOLE                    53000             36000
Cable & Wireless ADR           COM              126830207      186    34000 SH       SOLE                    34000
Catellus Development Corp      COM              149111106    28578  1299000 SH       SOLE                   962700            336300
                                                                66     3000 SH       OTHER                    3000
Checkpoint Systems, Inc.       COM              162825103    48721  3443200 SH       SOLE                  2490400            952800
Comcast Corp Cl A              COM              20030N101   122304  4052473 SH       SOLE                  3060625            991848
                                                             50370  1668996 SH       DEFINED 01            1668996
                                                                39     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   390875 13557917 SH       SOLE                 11224417           2333500
                                                            287666  9978000 SH       DEFINED 01            9978000
                                                               764    26500 SH       OTHER                   26500
Deltic Timber Corp             COM              247850100     4304   151300 SH       SOLE                    71300             80000
                                                             42533  1495000 SH       DEFINED 01            1495000
Diageo Plc - ADR               COM              25243Q205    24042   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   516124  8320561 SH       SOLE                  6671961           1648600
                                                            348298  5615000 SH       DEFINED 01            5615000
                                                              1480    23866 SH       OTHER                   23866
First Tenn Natl                COM              337162101     1054    24000 SH       SOLE                    24000
Forest City Enterprises, Inc.  COM              345550107    91248  2201400 SH       SOLE                  1224000            977400
                                                             94161  2271675 SH       DEFINED 01            2271675
General Motors                 COM              370442105   434691 12074760 SH       SOLE                  9747460           2327300
                                                            180000  5000000 SH       DEFINED 01            5000000
                                                               528    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   596695 46580371 SH       SOLE                 38635471           7944900
                                                            286027 22328400 SH       DEFINED 01           22328400
                                                               927    72333 SH       OTHER                   72333
Genlyte Group, Inc.            COM              372302109    74822  2139600 SH       DEFINED 01            2139600
Hilton Hotels Corp             COM              432848109   536521 41948482 SH       SOLE                 34117987           7830495
                                                            309318 24184353 SH       DEFINED 01           24184353
                                                               904    70666 SH       OTHER                   70666
Hollinger International, Inc.  COM              435569108    72906  6769400 SH       SOLE                  4276400           2493000
                                                            124383 11549000 SH       DEFINED 01           11549000
IHOP Corp.                     COM              449623107     9124   289000 SH       SOLE                   139000            150000
                                                             94019  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    30303  5728300 SH       SOLE                  4237000           1491300
                                                             46764  8840000 SH       DEFINED 01            8840000
Knight Ridder                  COM              499040103   305815  4436604 SH       SOLE                  3523504            913100
                                                            204950  2973300 SH       DEFINED 01            2973300
                                                               744    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   147099  7697500 SH       SOLE                  6806900            890600
                                                             87811  4595034 SH       DEFINED 01            4595034
                                                                57     3000 SH       OTHER                    3000
Level 3 Communications         COM              52729N100   775994 116515543SH       DEFINED 01          116515543
Marriott International Class A COM              571903202   435847 11344263 SH       SOLE                  9275763           2068500
                                                            282771  7360000 SH       DEFINED 01            7360000
                                                               807    21000 SH       OTHER                   21000
Millea Holdings, Inc. ADR      COM              60032R106     4130   107400 SH       SOLE                   107400
NCR Corp                       COM              62886E108   141135  5508800 SH       SOLE                  4067000           1441800
                                                             97656  3811700 SH       DEFINED 01            3811700
Neiman Marcus Group Class B    COM              640204301    17785   515500 SH       SOLE                   515500
                                                             80513  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202   103977  2840900 SH       SOLE                  2413900            427000
                                                             20320   555200 SH       DEFINED 01             555200
News Corp Ltd ADR              COM              652487703    77897  2573400 SH       SOLE                  2143000            430400
                                                             41924  1385000 SH       DEFINED 01            1385000
PepsiAmericas. Inc.            COM              71343P200    26868  2139200 SH       SOLE                  1919200            220000
                                                             67244  5353800 SH       DEFINED 01            5353800
Pioneer Natural Resources Co.  COM              723787107   252648  9680000 SH       SOLE                  7416100           2263900
                                                            267708 10257000 SH       DEFINED 01           10257000
                                                               835    32000 SH       OTHER                   32000
Ralcorp Holdings Inc.          COM              751028101     1835    73500 SH       SOLE                                      73500
                                                             50379  2018400 SH       DEFINED 01            2018400
Rayonier, Inc.                 COM              754907103    65523  1985550 SH       SOLE                  1459950            525600
                                                            143550  4350000 SH       DEFINED 01            4350000
Ruddick Corp.                  COM              781258108    53355  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   192352 19830085 SH       SOLE                 14842085           4988000
                                                                65     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   224027 20937105 SH       SOLE                 16404105           4533000
                                                               722    67500 SH       OTHER                   67500
Shaw Communications, Inc. Clas COM              82028K200   119051  8851400 SH       SOLE                  7391900           1459500
                                                            241648 17966400 SH       DEFINED 01           17966400
Telephone & Data Systems, Inc. COM              879433100   367937  7403157 SH       SOLE                  5871357           1531800
                                                            178845  3598500 SH       DEFINED 01            3598500
                                                               447     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     5479   230200 SH       SOLE                   117600            112600
                                                             68568  2881000 SH       DEFINED 01            2881000
The MONY Group, Inc.           COM              615337102     6972   258700 SH       SOLE                   258700
                                                             56315  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   204286 17967136 SH       SOLE                 14379536           3587600
                                                            187376 16479900 SH       DEFINED 01           16479900
                                                               545    47900 SH       OTHER                   47900
Vivendi Universal ADR          COM              92851s204   598736 32469400 SH       SOLE                 26889700           5579700
                                                             80231  4350900 SH       DEFINED 01            4350900
                                                               996    54000 SH       OTHER                   54000
Walt Disney Company            COM              254687106   590570 29902300 SH       SOLE                 24851100           5051200
                                                            376158 19046000 SH       DEFINED 01           19046000
                                                               908    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   550021 22831923 SH       SOLE                 18451423           4380500
                                                            244781 10161100 SH       DEFINED 01           10161100
                                                               870    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   565356 19125723 SH       SOLE                 15802723           3323000
                                                            363529 12298000 SH       DEFINED 01           12298000
                                                              1005    34000 SH       OTHER                   34000
Brascan Corporation            COM              10549P606   101992  4167900 SH       DEFINED 01            4167900
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